SEGMENT INFORMATION - Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Assets	$ 128,150	$ 104,590
Operating segments
Disclosure of operating segments [line items]
Assets	42,205	36,916
Operating segments | Utilities
Disclosure of operating segments [line items]
Assets	9,900	8,911
Operating segments | Transport
Disclosure of operating segments [line items]
Assets	11,582	11,720
Operating segments | Midstream
Disclosure of operating segments [line items]
Assets	10,275	9,658
Operating segments | Data
Disclosure of operating segments [line items]
Assets	13,622	9,358
Operating segments | Corporate
Disclosure of operating segments [line items]
Assets	(3,174)	(2,731)
Material reconciling items | Total for all associates
Disclosure of operating segments [line items]
Assets	(10,104)	(7,534)
Material reconciling items | Non-controlling interests
Disclosure of operating segments [line items]
Assets	84,434	66,461
Material reconciling items | Working capital adjustment and other
Disclosure of operating segments [line items]
Assets	$ 11,615	$ 8,747